Retirement Benefits Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2014 USD ($)
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	$ 129
Other Postretirement Benefits (Gross, Before Medicare Part D) [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	28
2016	26
2017	25
2018	23
2019	22
2020 - 2024	65
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	10
Funded Plans [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	717
2016	0
2017	0
2018	0
2019	0
2020 - 2024	0
Unfunded Plans [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	9
2016	8
2017	7
2018	7
2019	6
2020 - 2024	$ 23